Tax Liabilities	9 Months Ended
Sep. 30, 2025
Income Taxes [Line Items]
Tax Liabilities

21. Tax liabilities

The tax liabilities breakdown is as follows:

	September 30, 2025	December 31, 2024
Income tax payable	11,783	19,682
Other tax liabilities (i)	3,023	1,833
Total	14,806	21,515

(i) Mainly related to digital services withholding VAT.